Notes to the Assets of the Balance Sheet - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 47,365	€ 67,847
Amortization Charge for the Year	3,131	21,127	€ 11,925
Ending balance	44,798	47,365	67,847
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	110,325	109,944
Additions	563	645
Disposals		(264)
Ending balance	110,888	110,325	109,944
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	62,960	42,097
Amortization Charge for the Year	1,492	1,938
Impairment	1,639	19,189
Disposals		(264)
Ending balance	66,091	62,960	42,097
Patents 1 [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,939	4,669
Ending balance	2,981	3,939	4,669
Patents 1 [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,585	16,995
Additions	449	590
Disposals		0
Ending balance	18,034	17,585	16,995
Patents 1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,646	12,326
Amortization Charge for the Year	1,209	1,320
Impairment	198	0
Disposals		0
Ending balance	15,053	13,646	12,326
License rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,527	2,999
Ending balance	2,350	2,527	2,999
License rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,896	23,896
Additions	0	0
Disposals		0
Ending balance	23,896	23,896	23,896
License rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,369	20,897
Amortization Charge for the Year	72	112
Impairment	105	360
Disposals		0
Ending balance	21,546	21,369	20,897
In-process R&D programs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,019	52,159
Ending balance	35,684	37,019	52,159
In-process R&D programs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52,159	52,159
Additions	0	0
Disposals		0
Ending balance	52,159	52,159	52,159
In-process R&D programs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,140	0
Amortization Charge for the Year	0	0
Impairment	1,335	15,140
Disposals		0
Ending balance	16,475	15,140	0
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	204	655
Ending balance	107	204	655
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,644	5,853
Additions	114	55
Disposals		(264)
Ending balance	5,758	5,644	5,853
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,440	5,198
Amortization Charge for the Year	211	506
Impairment	0	0
Disposals		(264)
Ending balance	5,651	5,440	5,198
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,676	7,365
Ending balance	3,676	3,676	7,365
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,041	11,041
Additions	0	0
Disposals		0
Ending balance	11,041	11,041	11,041
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,365	3,676
Amortization Charge for the Year	0	0
Impairment	0	3,689
Disposals		0
Ending balance	€ 7,365	€ 7,365	€ 3,676